Document And Entity Information - shares	3 Months Ended
	Mar. 31, 2022	Aug. 03, 2022
Document Information Line Items
Entity Registrant Name	Waldencast plc
Trading Symbol	WALD
Document Type	20-F/A
Current Fiscal Year End Date	--12-31
Amendment Flag	true
Amendment Description	This Amendment No. 1 to the Shell Company Report on Form 20-F of Waldencast plc (the “Company”) amends the Company’s Shell Company Report on Form 20-F (the “Original 20-F”), which was filed with the Securities and Exchange Commission on August 3, 2022. The Company is filing this Amendment No. 1 solely for the purposes of re-filing as Exhibit 4.9 the Waldencast plc 2022 Incentive Award Plan (the “Plan”), to include the final number of shares reserved under the Plan.This Amendment No. 1 consists of a cover page, this explanatory note, the exhibit index, the signature page and Exhibit 4.9.Except as described above, this Amendment No. 1 does not, and does not purport to, amend, modify or restate any information set forth in the Original 20-F, or reflect any events that occurred subsequent to the filing of the Original 20-F on August 3, 2022.
Entity Central Index Key	0001840199
Entity Current Reporting Status	No
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Mar. 31, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	Q1
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	false
Document Transition Report	false
Document Shell Company Report	true
Document Shell Company Event Date	Jul. 27, 2022
Entity File Number	001-40207
Entity Incorporation, State or Country Code	Y9
Entity Address, Address Line One	10 Bank Street
Entity Address, Address Line Two	Suite 560
Entity Address, City or Town	White Plains
Entity Address, State or Province	NY
Entity Address, Country	US
Entity Address, Postal Zip Code	10606
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Auditor Location	New York
Auditor Firm ID	688
Auditor Name	Marcum LLP
Document Accounting Standard	U.S. GAAP
Business Contact
Document Information Line Items
Entity Address, Address Line One	10 Bank Street
Entity Address, Address Line Two	Suite 560
Entity Address, City or Town	White Plains
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10606
Contact Personnel Name	Michel Brousset
City Area Code	917
Local Phone Number	546-6828
Class A Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding		86,460,554
Class B Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding		21,104,225